UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04526

Name of Registrant:	Vanguard Quantitative Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2024—September 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Growth and Income Fund Investor Shares - VQNPX

Growth and Income Fund Admiral™ Shares - VGIAX

Vanguard Growth and Income Fund

Investor Shares (VQNPX)

Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Growth and Income Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$43	0.39%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Eight of the Fund’s 11 industry sectors contributed to the outperformance. Strong security selection in information technology and consumer staples added the most to results; a combination of security selection in and an allocation to communication services also helped. While consumer discretionary and financials recorded strong gains in absolute terms, weak stock selection in both sectors detracted from relative performance.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2015, Through September 30, 2025

Initial Investment of $10,000

	Investor Shares	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,661	$10,704	$10,627
2016	$10,807	$10,849	$10,724
2016	$11,065	$11,115	$11,005
2016	$11,479	$11,543	$11,493
2016	$11,938	$11,984	$11,968
2017	$12,566	$12,711	$12,661
2017	$12,881	$13,104	$13,042
2017	$13,505	$13,691	$13,638
2017	$14,407	$14,601	$14,501
2018	$14,303	$14,490	$14,413
2018	$14,815	$14,988	$14,971
2018	$16,012	$16,143	$16,035
2018	$13,729	$13,961	$13,733
2019	$15,552	$15,866	$15,661
2019	$16,124	$16,549	$16,301
2019	$16,366	$16,830	$16,487
2019	$17,800	$18,356	$17,976
2020	$14,170	$14,759	$14,208
2020	$17,203	$17,791	$17,347
2020	$18,668	$19,380	$18,921
2020	$20,994	$21,734	$21,714
2021	$22,442	$23,076	$23,114
2021	$24,320	$25,049	$25,030
2021	$24,309	$25,194	$25,000
2021	$27,079	$27,973	$27,285
2022	$26,016	$26,686	$25,812
2022	$21,908	$22,389	$21,466
2022	$20,922	$21,296	$20,486
2022	$22,422	$22,907	$21,956
2023	$23,869	$24,624	$23,547
2023	$25,895	$26,776	$25,523
2023	$25,067	$25,900	$24,683
2023	$27,950	$28,928	$27,678
2024	$31,418	$31,982	$30,458
2024	$32,703	$33,352	$31,445
2024	$34,104	$35,315	$33,382
2024	$35,261	$36,166	$34,286
2025	$33,320	$34,621	$32,616
2025	$37,586	$38,409	$36,233
2025	$40,584	$41,530	$39,210

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	19.00%	16.80%	15.04%
S&P 500 Index	17.60%	16.47%	15.30%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.46%	15.69%	14.64%

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$17,441
Number of Portfolio Holdings	653
Portfolio Turnover Rate	94%
Total Investment Advisory Fees (in thousands)	$23,211

Portfolio Composition % of Net Assets  (as of September 30, 2025)

Communication Services	10.9%
Consumer Discretionary	10.7%
Consumer Staples	2.9%
Energy	2.2%
Financials	11.8%
Health Care	10.0%
Industrials	7.8%
Information Technology	34.9%
Materials	2.4%
Other	0.8%
Real Estate	1.6%
Utilities	1.8%
Other Assets and Liabilities—Net	2.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR93

Vanguard Growth and Income Fund

Admiral™ Shares (VGIAX)

Annual Shareholder Report | September 30, 2025

This annual shareholder report contains important information about Vanguard Growth and Income Fund (the "Fund") for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$31	0.28%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2025, the Fund outperformed its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns about rising interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  Eight of the Fund’s 11 industry sectors contributed to the outperformance. Strong security selection in information technology and consumer staples added the most to results; a combination of security selection in and an allocation to communication services also helped. While consumer discretionary and financials recorded strong gains in absolute terms, weak stock selection in both sectors detracted from relative performance.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2015, Through September 30, 2025

Initial Investment of $50,000

	Admiral Shares	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$50,000	$50,000	$50,000
2015	$53,326	$53,521	$53,135
2016	$54,061	$54,243	$53,621
2016	$55,378	$55,574	$55,023
2016	$57,456	$57,715	$57,463
2016	$59,788	$59,922	$59,841
2017	$62,944	$63,557	$63,307
2017	$64,532	$65,520	$65,211
2017	$67,688	$68,456	$68,189
2017	$72,224	$73,004	$72,504
2018	$71,727	$72,450	$72,066
2018	$74,307	$74,938	$74,857
2018	$80,314	$80,716	$80,177
2018	$68,891	$69,804	$68,664
2019	$78,065	$79,330	$78,305
2019	$80,945	$82,745	$81,506
2019	$82,177	$84,150	$82,433
2019	$89,400	$91,782	$89,881
2020	$71,189	$73,795	$71,041
2020	$86,441	$88,955	$86,734
2020	$93,839	$96,898	$94,604
2020	$105,562	$108,669	$108,568
2021	$112,872	$115,379	$115,569
2021	$122,335	$125,243	$125,148
2021	$122,312	$125,972	$124,999
2021	$136,294	$139,863	$136,424
2022	$130,975	$133,431	$129,058
2022	$110,311	$111,947	$107,329
2022	$105,372	$106,482	$102,431
2022	$112,975	$114,533	$109,782
2023	$120,285	$123,119	$117,734
2023	$130,509	$133,882	$127,615
2023	$126,374	$129,500	$123,417
2023	$140,951	$144,641	$138,390
2024	$158,480	$159,909	$152,292
2024	$164,987	$166,759	$157,225
2024	$172,114	$176,575	$166,910
2024	$177,986	$180,829	$171,430
2025	$168,228	$173,104	$163,082
2025	$189,835	$192,046	$181,165
2025	$205,025	$207,648	$196,051

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	19.12%	16.92%	15.16%
S&P 500 Index	17.60%	16.47%	15.30%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.46%	15.69%	14.64%

Fund Statistics (as of September 30, 2025)

Fund Net Assets (in millions)	$17,441
Number of Portfolio Holdings	653
Portfolio Turnover Rate	94%
Total Investment Advisory Fees (in thousands)	$23,211

Portfolio Composition % of Net Assets  (as of September 30, 2025)

Communication Services	10.9%
Consumer Discretionary	10.7%
Consumer Staples	2.9%
Energy	2.2%
Financials	11.8%
Health Care	10.0%
Industrials	7.8%
Information Technology	34.9%
Materials	2.4%
Other	0.8%
Real Estate	1.6%
Utilities	1.8%
Other Assets and Liabilities—Net	2.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

In February 2025, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR593

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended September 30, 2025	Fiscal Year Ended September 30, 2024
(a) Audit Fees.	$32,000	$38,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$32,000	$38,000

(e)      (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)      Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended September 30, 2025	Fiscal Year Ended September 30, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,803,970	$3,508,505
Tax Fees.	$1,784,220	$2,017,364
All Other Fees.	$25,000	$268,000
Total.	$5,613,190	$5,793,869

(h)     For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended September 30, 2025
Vanguard Growth and Income Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	22
Tax information	23

Growth and Income Fund
Financial Statements
Schedule of Investments
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.8%)
Communication Services (10.9%)
	Alphabet Inc. Class A	2,410,249	585,931
	Meta Platforms Inc. Class A	691,986	508,181
*	Netflix Inc.	213,961	256,522
	Alphabet Inc. Class C	807,981	196,784
	Walt Disney Co.	1,285,453	147,184
	T-Mobile US Inc.	337,393	80,765
	AT&T Inc.	1,914,473	54,065
	Verizon Communications Inc.	544,395	23,926
	Electronic Arts Inc.	75,300	15,188
	Comcast Corp. Class A	353,500	11,107
	New York Times Co. Class A	42,800	2,457
*	Take-Two Interactive Software Inc.	6,100	1,576
*	Lumen Technologies Inc.	254,900	1,560
	News Corp. Class A	48,800	1,499
	Fox Corp. Class A	19,000	1,198
*	Gannett Co. Inc.	280,467	1,158
*	Eventbrite Inc. Class A	418,800	1,055
*	QuinStreet Inc.	67,600	1,046
	Cable One Inc.	4,500	797
*	Roblox Corp. Class A	5,400	748
*	Warner Bros Discovery Inc.	36,280	709
	ATN International Inc.	43,687	654
*	Globalstar Inc.	16,249	591
	Telephone & Data Systems Inc.	13,400	526
*	WideOpenWest Inc.	101,700	525
*	EW Scripps Co. Class A	83,669	206
	IDT Corp. Class B	3,800	199
*	AMC Networks Inc. Class A	17,400	143
	Marcus Corp.	8,578	133
*	Starz Entertainment Corp.	8,509	125
*	Nextdoor Holdings Inc.	38,100	80
	United States Cellular Corp.	1,400	70
*	Madison Square Garden Entertainment Corp.	625	28
	Entravision Communications Corp. Class A	5,728	13
	Scholastic Corp.	489	13
*	Lionsgate Studios Corp.	1,400	10
			1,896,772
Consumer Discretionary (10.7%)
*	Amazon.com Inc.	2,785,664	611,648
*	Tesla Inc.	476,254	211,800
*	Carnival Corp.	4,967,231	143,603
	Booking Holdings Inc.	19,076	102,996
*	O'Reilly Automotive Inc.	820,710	88,481
*	DoorDash Inc. Class A	275,526	74,940
	Home Depot Inc.	184,378	74,708
	Marriott International Inc. Class A	214,562	55,881
	Pool Corp.	162,771	50,470
	eBay Inc.	532,343	48,417
	Expedia Group Inc.	212,600	45,443
	Royal Caribbean Cruises Ltd.	91,500	29,608
	Garmin Ltd.	116,457	28,674
*	Chipotle Mexican Grill Inc.	700,300	27,445
	TJX Cos. Inc.	189,500	27,390
*	Airbnb Inc. Class A	217,102	26,361
	General Motors Co.	428,200	26,107
*	Carvana Co.	66,600	25,124
*	Coupang Inc.	684,500	22,041
	Williams-Sonoma Inc.	102,100	19,955
	Ralph Lauren Corp.	44,138	13,840

Growth and Income Fund
		Shares	Market Value• ($000)
*	DraftKings Inc. Class A	357,100	13,356
	Yum! Brands Inc.	71,700	10,898
*	Brinker International Inc.	68,400	8,665
	DR Horton Inc.	50,950	8,635
	Best Buy Co. Inc.	102,300	7,736
*	Peloton Interactive Inc. Class A	830,600	7,475
*	Adient plc	291,200	7,012
	NIKE Inc. Class B	85,870	5,988
	Las Vegas Sands Corp.	104,670	5,630
	Gap Inc.	225,400	4,821
*	Rush Street Interactive Inc.	208,400	4,268
	Bath & Body Works Inc.	154,000	3,967
*	Viking Holdings Ltd.	62,600	3,891
	Tractor Supply Co.	53,300	3,031
	Ross Stores Inc.	18,200	2,774
	PulteGroup Inc.	20,830	2,752
	Leggett & Platt Inc.	293,200	2,604
*	Amer Sports Inc.	67,826	2,357
*	Life Time Group Holdings Inc.	73,600	2,031
*	Capri Holdings Ltd.	85,600	1,705
	Bloomin' Brands Inc.	236,300	1,694
*	Aptiv plc	17,100	1,474
	ADT Inc.	151,700	1,321
*	RealReal Inc.	108,900	1,158
	Tapestry Inc.	6,700	759
*	Cooper-Standard Holdings Inc.	19,876	734
*	CarMax Inc.	14,700	660
	Nathan's Famous Inc.	5,900	653
*	Deckers Outdoor Corp.	5,300	537
*	Genius Sports Ltd.	40,300	499
	Churchill Downs Inc.	3,900	378
	Jack in the Box Inc.	17,600	348
*	Stoneridge Inc.	30,300	231
*	Soho House & Co. Inc.	20,300	180
*	Red Robin Gourmet Burgers Inc.	19,371	133
*	Laureate Education Inc.	3,600	114
	Afya Ltd. Class A	5,846	91
*	Coursera Inc.	7,600	89
*	Sleep Number Corp.	7,400	52
*	ODP Corp.	1,100	31
	Hilton Worldwide Holdings Inc.	100	26
*	Universal Electronics Inc.	3,500	16
*	Global-e Online Ltd.	418	15
	Carter's Inc.	400	11
*,1	LL Flooring Holdings Inc.	17,700	—
			1,875,732
Consumer Staples (2.9%)
	Philip Morris International Inc.	546,208	88,595
	Costco Wholesale Corp.	77,100	71,366
	Walmart Inc.	589,300	60,733
	Altria Group Inc.	723,785	47,813
*	Monster Beverage Corp.	516,720	34,780
	Colgate-Palmolive Co.	338,900	27,092
	Kroger Co.	398,500	26,863
	Procter & Gamble Co.	172,400	26,489
	PepsiCo Inc.	158,200	22,218
	Coca-Cola Co.	271,900	18,032
	Kimberly-Clark Corp.	100,700	12,521
	Sysco Corp.	150,800	12,417
*	BellRing Brands Inc.	281,400	10,229
	Dollar General Corp.	91,710	9,478
*	United Natural Foods Inc.	243,600	9,164
*	Vita Coco Co. Inc.	173,695	7,377
	Coca-Cola Consolidated Inc.	58,300	6,830
	Pilgrim's Pride Corp.	142,900	5,819
	Target Corp.	32,800	2,942
*	BJ's Wholesale Club Holdings Inc.	19,700	1,837
	Clorox Co.	14,800	1,825
	Tyson Foods Inc. Class A	24,300	1,320

Growth and Income Fund
		Shares	Market Value• ($000)
*	Boston Beer Co. Inc. Class A	5,700	1,205
	Hormel Foods Corp.	48,600	1,202
	Conagra Brands Inc.	47,100	862
	Kenvue Inc.	50,700	823
*	National Beverage Corp.	17,600	650
	Nu Skin Enterprises Inc. Class A	44,900	547
*	Medifast Inc.	27,000	369
	Fresh Del Monte Produce Inc.	10,099	351
	Ingredion Inc.	2,200	269
	Albertsons Cos. Inc. Class A	6,600	116
*	Coty Inc. Class A	27,700	112
*	Lifeway Foods Inc.	3,815	106
*	BRC Inc. Class A	67,631	106
	Nomad Foods Ltd.	6,115	80
	Andersons Inc.	1,600	64
*	Mama's Creations Inc.	4,800	51
*	Hain Celestial Group Inc.	23,700	37
			512,690
Energy (2.2%)
	Exxon Mobil Corp.	1,416,263	159,684
	Shell plc ADR	932,261	66,685
	Phillips 66	234,265	31,865
	Targa Resources Corp.	163,490	27,391
	Cheniere Energy Inc.	71,900	16,895
*	Antero Resources Corp.	364,300	12,226
	Halliburton Co.	436,100	10,728
*	CNX Resources Corp.	288,400	9,263
	Chevron Corp.	53,870	8,365
	Valero Energy Corp.	35,460	6,037
	ConocoPhillips	53,700	5,079
	Range Resources Corp.	122,500	4,611
	Marathon Petroleum Corp.	23,210	4,473
	Kinder Morgan Inc.	113,800	3,222
	Expand Energy Corp.	25,900	2,752
	California Resources Corp.	44,995	2,393
*	REX American Resources Corp.	62,862	1,925
	Antero Midstream Corp.	83,300	1,619
	Williams Cos. Inc.	21,500	1,362
	EQT Corp.	25,000	1,361
*	Oil States International Inc.	148,300	899
	Archrock Inc.	34,090	897
	Devon Energy Corp.	15,500	543
	Delek US Holdings Inc.	11,200	361
	FutureFuel Corp.	28,000	109
	Berry Corp.	23,700	90
*	TETRA Technologies Inc.	11,995	69
*	Green Plains Inc.	3,700	33
			380,937
Financials (11.8%)
	Mastercard Inc. Class A	481,191	273,706
	Wells Fargo & Co.	3,185,142	266,979
	KKR & Co. Inc.	1,075,489	139,760
	Visa Inc. Class A	320,291	109,341
	Morgan Stanley	583,239	92,712
	Charles Schwab Corp.	949,733	90,671
	Progressive Corp.	359,880	88,872
	Capital One Financial Corp.	408,100	86,754
	Nasdaq Inc.	840,110	74,308
*	Berkshire Hathaway Inc. Class B	144,187	72,489
	JPMorgan Chase & Co.	211,490	66,710
	American Express Co.	167,070	55,494
	KeyCorp	2,896,975	54,144
	Synchrony Financial	715,724	50,852
	Intercontinental Exchange Inc.	270,800	45,624
	Cboe Global Markets Inc.	179,727	44,078
	Allstate Corp.	190,930	40,983
	PNC Financial Services Group Inc.	191,070	38,392
	Marsh & McLennan Cos. Inc.	189,700	38,230
	M&T Bank Corp.	184,852	36,530

Growth and Income Fund
		Shares	Market Value• ($000)
	Blackstone Inc.	181,820	31,064
*	SoFi Technologies Inc.	941,100	24,864
	Zions Bancorp NA	296,450	16,773
	MSCI Inc.	26,312	14,930
	Hartford Insurance Group Inc.	106,760	14,241
*	Fiserv Inc.	109,396	14,104
	S&P Global Inc.	28,246	13,748
	Affiliated Managers Group Inc.	50,110	11,948
	Regions Financial Corp.	445,850	11,757
	Citizens Financial Group Inc.	219,240	11,655
	Bank of New York Mellon Corp.	99,550	10,847
	Globe Life Inc.	70,830	10,127
	State Street Corp.	81,700	9,478
	Bank OZK	133,800	6,821
	CME Group Inc.	24,000	6,485
	Virtu Financial Inc. Class A	177,900	6,315
	Bank of America Corp.	120,700	6,227
*	UBS Group AG (Registered)	136,100	5,580
	US Bancorp	109,900	5,311
*	Robinhood Markets Inc. Class A	29,100	4,167
	American International Group Inc.	51,660	4,057
	Invesco Ltd.	160,900	3,691
	Chubb Ltd.	12,200	3,443
*	Toast Inc. Class A	92,100	3,363
	Truist Financial Corp.	60,030	2,745
	Travelers Cos. Inc.	9,800	2,736
	T Rowe Price Group Inc.	25,450	2,612
	Aflac Inc.	22,400	2,502
	MetLife Inc.	21,600	1,779
	Credicorp Ltd.	5,600	1,491
	MGIC Investment Corp.	50,400	1,430
	Brown & Brown Inc.	14,300	1,341
*	NU Holdings Ltd. Class A	81,948	1,312
	Blue Owl Capital Corp.	90,364	1,154
	Morningstar Inc.	4,800	1,114
	Reinsurance Group of America Inc.	5,765	1,108
*	Coinbase Global Inc. Class A	3,200	1,080
*	NMI Holdings Inc.	28,100	1,077
	Huntington Bancshares Inc.	53,500	924
	Principal Financial Group Inc.	9,900	821
	Pinnacle Financial Partners Inc.	8,100	760
	Jefferies Financial Group Inc.	10,000	654
*	Payoneer Global Inc.	104,200	630
*	Customers Bancorp Inc.	9,390	614
*	Remitly Global Inc.	37,600	613
	Corebridge Financial Inc.	19,000	609
*	WEX Inc.	3,600	567
	Federal Agricultural Mortgage Corp. Class C	3,200	538
	F&G Annuities & Life Inc.	14,595	456
	Everest Group Ltd.	1,300	455
	Tradeweb Markets Inc. Class A	3,700	411
	UWM Holdings Corp.	59,700	364
	Enact Holdings Inc.	8,800	337
	Nelnet Inc. Class A	2,600	326
	Blackstone Secured Lending Fund	10,900	284
	Global Payments Inc.	3,350	278
	First Internet Bancorp	12,020	270
	Kemper Corp.	4,890	252
	Bank of NT Butterfield & Son Ltd.	4,800	206
	James River Group Holdings Ltd.	37,000	205
	Compass Diversified Holdings	28,900	191
	Franklin Resources Inc.	8,000	185
	Advanced Flower Capital Inc.	39,300	151
*	EZCorp. Inc. Class A	6,500	124
	PROG Holdings Inc.	3,600	117
	Live Oak Bancshares Inc.	3,300	116
	Crescent Capital BDC Inc.	8,000	114
*	Ambac Financial Group Inc.	12,200	102
	PagSeguro Digital Ltd. Class A	9,917	99
	Walker & Dunlop Inc.	900	75

Growth and Income Fund
		Shares	Market Value• ($000)
*	Flywire Corp.	5,132	70
	Essent Group Ltd.	1,017	65
	Safety Insurance Group Inc.	700	49
	Granite Point Mortgage Trust Inc.	14,300	43
	KKR Real Estate Finance Trust Inc.	2,800	25
*	Enova International Inc.	200	23
*	MBIA Inc.	588	4
			2,053,233
Health Care (10.0%)
	Eli Lilly & Co.	304,868	232,614
	AbbVie Inc.	977,188	226,258
	Merck & Co. Inc.	2,468,392	207,172
	Gilead Sciences Inc.	1,011,700	112,299
*	Boston Scientific Corp.	1,109,028	108,274
	Johnson & Johnson	524,206	97,198
*	Vertex Pharmaceuticals Inc.	211,517	82,839
*	Edwards Lifesciences Corp.	776,328	60,375
	Bristol-Myers Squibb Co.	1,179,370	53,190
*	ICON plc	299,197	52,359
	ResMed Inc.	184,890	50,610
	UnitedHealth Group Inc.	136,785	47,232
	McKesson Corp.	54,400	42,026
	Medtronic plc	383,100	36,486
	Cardinal Health Inc.	166,100	26,071
	Regeneron Pharmaceuticals Inc.	42,420	23,852
	Amgen Inc.	80,450	22,703
*	IDEXX Laboratories Inc.	35,533	22,702
*	Moderna Inc.	751,900	19,422
*	Centene Corp.	535,300	19,100
*	Dexcom Inc.	280,850	18,898
	Pfizer Inc.	700,920	17,859
*	Incyte Corp.	208,842	17,712
	Humana Inc.	63,200	16,443
*	Intuitive Surgical Inc.	33,300	14,893
	Thermo Fisher Scientific Inc.	19,400	9,409
*	Medpace Holdings Inc.	17,600	9,049
	Universal Health Services Inc. Class B	41,260	8,435
*	Molina Healthcare Inc.	43,200	8,267
	Stryker Corp.	21,900	8,096
	Teleflex Inc.	61,300	7,501
*	PTC Therapeutics Inc.	117,800	7,229
*	IQVIA Holdings Inc.	37,190	7,064
	Becton Dickinson & Co.	34,900	6,532
*	Biogen Inc.	40,480	5,670
*	Insulet Corp.	15,660	4,835
	CVS Health Corp.	60,290	4,545
*	Alnylam Pharmaceuticals Inc.	8,500	3,876
*	Mirum Pharmaceuticals Inc.	42,700	3,130
	GE HealthCare Technologies Inc.	38,500	2,891
*	ACADIA Pharmaceuticals Inc.	130,700	2,789
*	Halozyme Therapeutics Inc.	25,800	1,892
*	Tandem Diabetes Care Inc.	149,200	1,811
	DENTSPLY SIRONA Inc.	130,200	1,652
*	Amicus Therapeutics Inc.	177,166	1,396
*	Myriad Genetics Inc.	172,000	1,244
*	Niagen Bioscience Inc.	129,200	1,205
	Embecta Corp.	83,900	1,184
*	Arcutis Biotherapeutics Inc.	57,100	1,076
*	Ardelyx Inc.	187,700	1,034
*	BioCryst Pharmaceuticals Inc.	130,200	988
*	agilon health Inc.	925,800	954
*	Fulcrum Therapeutics Inc.	90,400	832
*	Kiniksa Pharmaceuticals International plc	20,500	796
	Select Medical Holdings Corp.	60,241	774
*	Align Technology Inc.	5,800	726
*	Charles River Laboratories International Inc.	4,600	720
*	Sarepta Therapeutics Inc.	32,300	622
*	Zevra Therapeutics Inc.	60,200	573
*	Owens & Minor Inc.	102,700	493

Growth and Income Fund
		Shares	Market Value• ($000)
*	AnaptysBio Inc.	15,600	478
*	TG Therapeutics Inc.	12,500	452
*	Corcept Therapeutics Inc.	4,100	341
*	Travere Therapeutics Inc.	13,173	315
*	Liquidia Corp.	13,700	312
*	RxSight Inc.	33,000	297
*	Avanos Medical Inc.	25,100	290
*	Bridgebio Pharma Inc.	5,200	270
*	Enanta Pharmaceuticals Inc.	21,807	261
*	NeoGenomics Inc.	32,500	251
*	AMN Healthcare Services Inc.	12,010	233
*	Axsome Therapeutics Inc.	1,700	206
*	Puma Biotechnology Inc.	38,300	203
*	Biohaven Ltd.	12,400	186
*	MiMedx Group Inc.	22,000	154
*	Dynavax Technologies Corp.	15,206	151
*	Apellis Pharmaceuticals Inc.	6,400	145
	Chemed Corp.	300	134
*	Evolent Health Inc. Class A	14,900	126
*	Omnicell Inc.	3,800	116
*	Avadel Pharmaceuticals plc	6,800	104
*	Varex Imaging Corp.	7,800	97
*	Agios Pharmaceuticals Inc.	1,800	72
*	Ironwood Pharmaceuticals Inc.	45,781	60
*	OraSure Technologies Inc.	17,525	56
*	Evolus Inc.	8,900	55
*	Emergent BioSolutions Inc.	4,500	40
*	Pacira BioSciences Inc.	1,000	26
*	Surmodics Inc.	550	16
*	Accuray Inc.	8,076	13
*,1	Third Harmonic Bio Inc.	5,900	—
			1,753,337
Industrials (7.8%)
	General Electric Co.	469,884	141,351
	General Dynamics Corp.	332,020	113,219
	Howmet Aerospace Inc.	510,836	100,241
	Northrop Grumman Corp.	154,775	94,308
*	Clean Harbors Inc.	326,433	75,804
	Lockheed Martin Corp.	137,630	68,706
	Trane Technologies plc	157,465	66,444
	RTX Corp.	309,198	51,738
	Cintas Corp.	238,134	48,879
	Westinghouse Air Brake Technologies Corp.	233,103	46,730
	IDEX Corp.	278,428	45,317
	Parker-Hannifin Corp.	59,097	44,804
	WESCO International Inc.	181,672	38,424
	Caterpillar Inc.	64,600	30,824
	Waste Connections Inc. (XTSE)	154,829	27,219
	United Parcel Service Inc. Class B (XNYS)	283,800	23,706
*	United Airlines Holdings Inc.	243,150	23,464
	AMETEK Inc.	113,900	21,413
*	Uber Technologies Inc.	208,058	20,383
	TransDigm Group Inc.	12,460	16,423
*	Bloom Energy Corp. Class A	185,407	15,680
	Union Pacific Corp.	66,000	15,600
	Comfort Systems USA Inc.	17,800	14,688
	Delta Air Lines Inc.	241,150	13,685
	3M Co.	87,300	13,547
	AerCap Holdings NV	96,822	11,715
	Honeywell International Inc.	54,600	11,493
	GE Vernova Inc.	17,470	10,742
	Otis Worldwide Corp.	115,500	10,560
	KBR Inc.	210,600	9,959
*	Fluor Corp.	231,500	9,739
*	ATI Inc.	119,200	9,696
	Carrier Global Corp.	154,000	9,194
	Eaton Corp. plc	22,250	8,327
	Xylem Inc.	55,627	8,205
	PACCAR Inc.	82,900	8,151

Growth and Income Fund
		Shares	Market Value• ($000)
	Primoris Services Corp.	58,500	8,034
	Rockwell Automation Inc.	22,639	7,913
	Illinois Tool Works Inc.	19,100	4,981
	Automatic Data Processing Inc.	14,900	4,373
	Masco Corp.	56,170	3,954
	Johnson Controls International plc	34,500	3,793
	Snap-on Inc.	10,100	3,500
	Allegion plc	18,700	3,316
*	Planet Labs PBC	214,100	2,779
*	Axon Enterprise Inc.	3,760	2,698
*	Generac Holdings Inc.	14,030	2,349
	CH Robinson Worldwide Inc.	15,700	2,079
	Wabash National Corp.	209,200	2,065
*	American Superconductor Corp.	34,000	2,019
	Atmus Filtration Technologies Inc.	43,400	1,957
	Stanley Black & Decker Inc.	25,900	1,925
	Textron Inc.	22,300	1,884
*	Blue Bird Corp.	31,070	1,788
*	MasTec Inc.	7,100	1,511
	Owens Corning	8,700	1,231
	Greenbrier Cos. Inc.	26,300	1,214
	WW Grainger Inc.	1,200	1,144
	FedEx Corp.	4,301	1,014
	ICF International Inc.	9,900	919
	Verisk Analytics Inc.	3,530	888
*	Verra Mobility Corp.	34,150	844
*	Hudson Technologies Inc.	68,900	684
	Huntington Ingalls Industries Inc.	2,000	576
	CSX Corp.	15,731	559
	Granite Construction Inc.	4,700	515
	TriNet Group Inc.	6,900	462
	Trinity Industries Inc.	13,191	370
	Insperity Inc.	7,000	344
	Aebi Schmidt Holding AG	23,900	298
	Dover Corp.	1,700	284
	Worthington Enterprises Inc.	4,700	261
	Interface Inc.	9,000	260
*	Astronics Corp.	4,900	223
*	Middleby Corp.	1,600	213
	Jacobs Solutions Inc.	1,300	195
	A O Smith Corp.	2,600	191
	Griffon Corp.	2,500	190
	ManpowerGroup Inc.	5,000	189
	Hyster-Yale Inc.	5,112	188
*	TrueBlue Inc.	29,493	181
	Vestis Corp.	26,352	119
	Brady Corp. Class A	1,500	117
*	Fluence Energy Inc.	8,000	86
*	3D Systems Corp.	28,800	84
*	JELD-WEN Holding Inc.	14,800	73
	Boise Cascade Co.	900	70
	Kelly Services Inc. Class A	5,000	66
*	Enviri Corp.	4,800	61
*	Ameresco Inc. Class A	1,785	60
	Moog Inc. Class A	253	53
	Marten Transport Ltd.	4,495	48
	GFL Environmental Inc. (XTSE)	700	33
	Enerpac Tool Group Corp.	500	20
*	NWPX Infrastructure Inc.	200	11
*	Manitowoc Co. Inc.	500	5
*	Costamare Bulkers Holdings Ltd.	30	—
			1,357,639
Information Technology (34.9%)
	NVIDIA Corp.	8,044,435	1,500,931
	Microsoft Corp.	2,331,007	1,207,345
	Apple Inc.	3,984,179	1,014,491
	Broadcom Inc.	1,612,204	531,882
*	Palantir Technologies Inc. Class A	956,474	174,480
	Micron Technology Inc.	702,092	117,474

Growth and Income Fund
		Shares	Market Value• ($000)
*	Arista Networks Inc.	640,012	93,256
*	ServiceNow Inc.	95,954	88,304
	KLA Corp.	79,518	85,768
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	286,880	80,123
	Seagate Technology Holdings plc	317,518	74,953
	Amphenol Corp. Class A	561,774	69,519
	TE Connectivity plc	309,483	67,941
	Analog Devices Inc.	273,690	67,246
	Corning Inc.	811,680	66,582
	Cisco Systems Inc.	935,433	64,002
	Salesforce Inc.	243,000	57,591
*	Autodesk Inc.	177,266	56,312
	Oracle Corp.	199,810	56,195
*	Shopify Inc. Class A (XTSE)	347,889	51,700
*	Celestica Inc.	183,714	45,263
*	Flex Ltd.	779,264	45,174
[2]	SAP SE ADR	167,897	44,864
*	AppLovin Corp. Class A	60,170	43,235
*	Snowflake Inc.	185,111	41,752
*	Advanced Micro Devices Inc.	228,041	36,895
	Texas Instruments Inc.	195,200	35,864
	Motorola Solutions Inc.	57,770	26,418
	QUALCOMM Inc.	142,640	23,730
*	Adobe Inc.	66,600	23,493
	Lam Research Corp.	161,920	21,681
*	Fortinet Inc.	210,200	17,674
*	Credo Technology Group Holding Ltd.	116,000	16,891
*	Astera Labs Inc.	72,000	14,098
	Vontier Corp.	316,690	13,291
	International Business Machines Corp.	40,700	11,484
*	Fair Isaac Corp.	7,400	11,074
	Gen Digital Inc. (XNGS)	281,410	7,989
*	GoDaddy Inc. Class A	54,000	7,389
	VeriSign Inc.	22,807	6,376
*	Sanmina Corp.	53,500	6,158
	Applied Materials Inc.	28,500	5,835
*	Keysight Technologies Inc.	30,790	5,386
*	Figma Inc. Class A	101,617	5,271
	Microchip Technology Inc.	77,680	4,989
	Western Digital Corp.	39,200	4,706
	Monolithic Power Systems Inc.	3,780	3,480
*	Elastic NV	39,700	3,354
*	Gartner Inc.	11,409	2,999
*	Plexus Corp.	19,700	2,850
*	Aurora Innovation Inc.	468,200	2,524
	Roper Technologies Inc.	4,900	2,444
*	Asana Inc. Class A	132,300	1,767
*	Wix.com Ltd.	9,200	1,634
*	F5 Inc.	4,130	1,335
*	Klaviyo Inc. Class A	43,000	1,191
*	Porch Group Inc.	70,600	1,185
	CDW Corp.	6,800	1,083
*	Viasat Inc.	31,400	920
*	Onto Innovation Inc.	5,700	737
*	Xperi Inc.	103,300	669
*	AvePoint Inc.	41,500	623
*	Harmonic Inc.	58,900	600
*	Zebra Technologies Corp. Class A	2,000	594
*	Rubrik Inc. Class A	6,100	502
*	Unisys Corp.	121,522	474
*	Intapp Inc.	10,284	421
*	Arlo Technologies Inc.	23,900	405
	Immersion Corp.	49,012	360
*	Consensus Cloud Solutions Inc.	11,756	345
*	Enphase Energy Inc.	8,300	294
*	N-able Inc.	21,700	169
*	ASGN Inc.	3,310	157
	Methode Electronics Inc.	20,300	153
*	DXC Technology Co.	8,100	110
*	Rapid7 Inc.	5,300	99

Growth and Income Fund
		Shares	Market Value• ($000)
*	Confluent Inc. Class A	4,700	93
*	LiveRamp Holdings Inc.	3,351	91
*	Everspin Technologies Inc.	7,800	73
*	Upland Software Inc.	24,678	58
*	PDF Solutions Inc.	1,500	39
*	Diebold Nixdorf Inc.	500	28
*	Docebo Inc.	500	14
*	8x8 Inc.	3,000	6
			6,086,955
Materials (2.4%)
	Linde plc	212,264	100,825
	Newmont Corp. (XNYS)	1,188,327	100,188
*	James Hardie Industries plc	2,697,956	51,828
	Freeport-McMoRan Inc.	1,085,058	42,556
	Ecolab Inc.	49,500	13,556
	Sherwin-Williams Co.	36,800	12,742
	PPG Industries Inc.	117,278	12,327
	FMC Corp.	351,655	11,826
	Mosaic Co.	301,100	10,442
	Packaging Corp. of America	44,371	9,670
	Celanese Corp.	212,351	8,936
	CRH plc	59,900	7,182
	DuPont de Nemours Inc.	58,000	4,518
*	Axalta Coating Systems Ltd.	130,100	3,723
	Vulcan Materials Co.	11,900	3,661
	CF Industries Holdings Inc.	38,700	3,471
	Albemarle Corp.	40,500	3,284
*,2	Fortuna Mining Corp.	314,766	2,820
	Minerals Technologies Inc.	31,852	1,979
*	Constellium SE	123,200	1,833
	Ball Corp.	30,100	1,518
	Corteva Inc.	20,000	1,353
	Mativ Holdings Inc.	93,900	1,062
	Orion SA	107,484	815
	SunCoke Energy Inc.	92,300	753
	Eastman Chemical Co.	10,000	631
*	Rayonier Advanced Materials Inc.	76,600	553
	Ashland Inc.	11,500	551
	Southern Copper Corp.	4,200	510
	International Flavors & Fragrances Inc.	7,100	437
	United States Lime & Minerals Inc.	2,600	342
	Mercer International Inc.	79,263	228
	Innospec Inc.	2,728	210
*	American Vanguard Corp.	32,800	188
*	Clearwater Paper Corp.	8,631	179
	Carpenter Technology Corp.	500	123
*	Century Aluminum Co.	3,500	103
*	Magnera Corp.	8,700	102
	Sylvamo Corp.	2,214	98
	Olympic Steel Inc.	2,000	61
*	Alto Ingredients Inc.	34,145	37
	International Paper Co.	1	—
			417,221
Other (0.8%)
[3]	Vanguard S&P 500 ETF	178,065	109,043
	SPDR S&P 500 ETF Trust	43,600	29,045
*,1	Walgreens Boots Alliance Inc. CVR	40,800	22
*,1	Sage Therapeutics Inc. CVR	97,946	18
*,1	Paratek Pharmaceuticals Inc. CVR	15,782	1
*,1	Aduro Biotech Inc. CVR	67	—
*,1	GCI Liberty Inc.	100	—
*,1	Pivotal Software Inc.	900	—
			138,129
Real Estate (1.6%)
	Welltower Inc.	670,508	119,444
	Simon Property Group Inc.	323,550	60,721
	Digital Realty Trust Inc.	123,000	21,264
	Ventas Inc.	251,327	17,590
	VICI Properties Inc.	501,740	16,362

Growth and Income Fund
		Shares	Market Value• ($000)
	Equity Residential	116,283	7,527
	American Tower Corp.	30,018	5,773
	Realty Income Corp.	72,500	4,407
	Public Storage	14,479	4,182
	Equinix Inc.	3,700	2,898
	Innovative Industrial Properties Inc.	42,900	2,299
*	Anywhere Real Estate Inc.	212,800	2,254
	Agree Realty Corp.	15,700	1,115
	First Industrial Realty Trust Inc.	17,305	891
	Kimco Realty Corp.	33,300	728
	Essex Property Trust Inc.	2,500	669
	Invitation Homes Inc.	18,400	540
	InvenTrust Properties Corp.	18,048	517
	COPT Defense Properties	11,800	343
	SITE Centers Corp.	37,100	334
	Plymouth Industrial REIT Inc.	12,400	277
	Federal Realty Investment Trust	2,500	253
	Camden Property Trust	1,700	181
	Apartment Investment & Management Co. Class A	22,400	178
*	Forestar Group Inc.	6,000	160
*	RE / MAX Holdings Inc. Class A	17,002	160
	NETSTREIT Corp.	8,200	148
*	Seritage Growth Properties Class A	33,500	142
	Community Healthcare Trust Inc.	8,300	127
	American Assets Trust Inc.	6,200	126
*	Hudson Pacific Properties Inc.	38,600	107
	Alexander & Baldwin Inc.	4,800	87
	Industrial Logistics Properties Trust	13,180	77
	Sabra Health Care REIT Inc.	3,600	67
	Orion Properties Inc.	21,377	58
	City Office REIT Inc.	3,700	26
	Franklin Street Properties Corp.	11,497	18
*	Douglas Elliman Inc.	1,100	3
			272,053
Utilities (1.8%)
	Sempra	1,873,595	168,586
	Edison International	738,463	40,822
	Consolidated Edison Inc.	290,200	29,171
	NRG Energy Inc.	112,750	18,260
	Vistra Corp.	56,155	11,002
	Public Service Enterprise Group Inc.	107,100	8,939
	DTE Energy Co.	42,100	5,954
	NextEra Energy Inc.	65,700	4,960
	American Electric Power Co. Inc.	33,900	3,814
	CMS Energy Corp.	43,600	3,194
	Dominion Energy Inc.	50,410	3,084
	FirstEnergy Corp.	56,625	2,594
	AES Corp.	185,800	2,445
	Southern Co.	17,800	1,687
	WEC Energy Group Inc.	12,900	1,478
	Exelon Corp.	18,600	837
	Clearway Energy Inc. Class C	28,400	802
	Atmos Energy Corp.	2,300	393
	Pinnacle West Capital Corp.	3,500	314
	PG&E Corp.	16,471	248
	Avista Corp.	4,200	159
*	Montauk Renewables Inc.	9,439	19
	Xcel Energy Inc.	200	16
*	ReNew Energy Global plc Class A	8	—
			308,778
Total Common Stocks (Cost $10,639,278)			17,053,476

Growth and Income Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[4,5]	Vanguard Market Liquidity Fund, 4.180% (Cost $296,462)	2,964,971	296,497
Total Investments (99.5%) (Cost $10,935,740)			17,349,973
Other Assets and Liabilities—Net (0.5%)			90,901
Net Assets (100%)			17,440,874
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,630.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $7,703 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	752	253,377	3,495

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Goldman Sachs Group Inc.	5/11/2026	CITNA	75,493	(4.090)	281	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Assets and Liabilities
As of September 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $10,536,686)	16,944,433
Affiliated Issuers (Cost $399,054)	405,540
Total Investments in Securities	17,349,973
Investment in Vanguard	423
Cash	2,937
Cash Collateral Pledged—Futures Contracts	16,122
Receivables for Investment Securities Sold	128,978
Receivables for Accrued Income	7,595
Receivables for Capital Shares Issued	4,006
Variation Margin Receivable—Futures Contracts	970
Unrealized Appreciation—Over-the-Counter Swap Contracts	281
Total Assets	17,511,285
Liabilities
Payables for Investment Securities Purchased	47,067
Collateral for Securities on Loan	7,703
Payables to Investment Advisor	5,962
Payables for Capital Shares Redeemed	8,579
Payables to Vanguard	1,100
Total Liabilities	70,411
Net Assets	17,440,874
1 Includes $7,630 of securities on loan.
At September 30, 2025, net assets consisted of:

Paid-in Capital	9,760,938
Total Distributable Earnings (Loss)	7,679,936
Net Assets	17,440,874

Investor Shares—Net Assets
Applicable to 53,562,390 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,836,197
Net Asset Value Per Share—Investor Shares	$71.62

Admiral™ Shares—Net Assets
Applicable to 116,385,886 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,604,677
Net Asset Value Per Share—Admiral Shares	$116.89

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Operations

Year Ended September 30, 2025
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	182,604
Dividends—Affiliated Issuers	74
Interest—Unaffiliated Issuers	653
Interest—Affiliated Issuers	12,251
Securities Lending—Net	37
Total Income	195,619
Expenses
Investment Advisory Fees—Note B
Basic Fee	20,752
Performance Adjustment	2,459
The Vanguard Group—Note C
Management and Administrative—Investor Shares	8,313
Management and Administrative—Admiral Shares	15,709
Marketing and Distribution—Investor Shares	137
Marketing and Distribution—Admiral Shares	457
Custodian Fees	183
Auditing Fees	32
Shareholders’ Reports and Proxy Fees—Investor Shares	182
Shareholders’ Reports and Proxy Fees—Admiral Shares	115
Trustees’ Fees and Expenses	9
Other Expenses	21
Total Expenses	48,369
Net Investment Income	147,250
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	1,492,496
Investment Securities Sold—Affiliated Issuers	1,482
Futures Contracts	14,232
Foreign Currencies	—
Realized Net Gain (Loss)	1,508,210
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	1,170,166
Investment Securities—Affiliated Issuers	6,469
Futures Contracts	2,193
Swap Contracts	281
Change in Unrealized Appreciation (Depreciation)	1,179,109
Net Increase (Decrease) in Net Assets Resulting from Operations	2,834,569
1	Dividends are net of foreign withholding taxes of $469.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	147,250	152,816
Realized Net Gain (Loss)	1,508,210	1,449,467
Change in Unrealized Appreciation (Depreciation)	1,179,109	2,657,398
Net Increase (Decrease) in Net Assets Resulting from Operations	2,834,569	4,259,681
Distributions
Investor Shares	(387,391)	(258,116)
Admiral Shares	(1,300,797)	(799,053)
Total Distributions	(1,688,188)	(1,057,169)
Capital Share Transactions
Investor Shares	(19,781)	(107,058)
Admiral Shares	648,133	673,035
Net Increase (Decrease) from Capital Share Transactions	628,352	565,977
Total Increase (Decrease)	1,774,733	3,768,489
Net Assets
Beginning of Period	15,666,141	11,897,652
End of Period	17,440,874	15,666,141

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$67.17	$53.55	$49.02	$66.16	$54.15
Investment Operations
Net Investment Income[1]	.546	.603	.701	.746	.761
Net Realized and Unrealized Gain (Loss) on Investments	11.120	17.713	8.483	(8.155)	14.991
Total from Investment Operations	11.666	18.316	9.184	(7.409)	15.752
Distributions
Dividends from Net Investment Income	(.596)	(.604)	(.775)	(.777)	(.770)
Distributions from Realized Capital Gains	(6.620)	(4.092)	(3.879)	(8.954)	(2.972)
Total Distributions	(7.216)	(4.696)	(4.654)	(9.731)	(3.742)
Net Asset Value, End of Period	$71.62	$67.17	$53.55	$49.02	$66.16
Total Return[2]	19.00%	36.05%	19.81%	-13.94%	30.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,836	$3,618	$2,955	$2,570	$3,205
Ratio of Total Expenses to Average Net Assets[3]	0.39%	0.35%[4,5]	0.32%[5]	0.32%	0.32%
Ratio of Net Investment Income to Average Net Assets	0.84%	1.00%	1.34%	1.25%	1.22%
Portfolio Turnover Rate	94%	84%	94%	62%	62%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.02%, (0.01%), (0.01%), (0.01%), and (0.00%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.35%.
5	Effective August 2023, Vanguard and Wellington Management Company LLP agreed to temporarily waive a percentage of Wellington Management Company LLP's basic fee for a period of one year. This temporary basic fee waiver agreement expired in August 2024. The fund is not obligated to repay this amount to Wellington Management Company LLP. The ratio of total expenses to average net assets before basic fees waived was 0.36% for 2024 and 0.32% for 2023.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$109.63	$87.40	$80.01	$108.01	$88.40
Investment Operations
Net Investment Income[1]	1.006	1.089	1.230	1.315	1.344
Net Realized and Unrealized Gain (Loss) on Investments	18.144	28.909	13.845	(13.315)	24.466
Total from Investment Operations	19.150	29.998	15.075	(12.000)	25.810
Distributions
Dividends from Net Investment Income	(1.084)	(1.087)	(1.353)	(1.380)	(1.347)
Distributions from Realized Capital Gains	(10.806)	(6.681)	(6.332)	(14.620)	(4.853)
Total Distributions	(11.890)	(7.768)	(7.685)	(16.000)	(6.200)
Net Asset Value, End of Period	$116.89	$109.63	$87.40	$80.01	$108.01
Total Return[2]	19.12%	36.19%	19.93%	-13.85%	30.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,605	$12,049	$8,942	$7,677	$9,821
Ratio of Total Expenses to Average Net Assets[3]	0.28%	0.25%[4,5]	0.22%[5]	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	0.95%	1.10%	1.44%	1.34%	1.33%
Portfolio Turnover Rate	94%	84%	94%	62%	62%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.02%, (0.01%), (0.01%), (0.01%), and (0.00%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.25%.
5	Effective August 2023, Vanguard and Wellington Management Company LLP agreed to temporarily waive a percentage of Wellington Management Company LLP's basic fee for a period of one year. This temporary basic fee waiver agreement expired in August 2024. The fund is not obligated to repay this amount to Wellington Management Company LLP. The ratio of total expenses to average net assets before basic fees waived was 0.26% for 2024 and 0.22% for 2023.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Notes to Financial Statements
Vanguard Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended September 30, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Growth and Income Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms D. E. Shaw Investment Management, L.L.C., Los Angeles Capital Management LLC, and Wellington Management Company LLP each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of D. E. Shaw Investment Management, L.L.C., is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years. The basic fee of Los Angeles Capital Management LLC is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding five years. The basic fee of Wellington Management Company LLP is subject to quarterly adjustments based on performance relative to the S&P 500 Index since September 30, 2023.
Vanguard manages the cash reserves of the fund as described below.
For the year ended September 30, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.13% of the fund’s average net assets, before a net increase of $2,459,000 (0.02%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Growth and Income Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2025, the fund had contributed to Vanguard capital in the amount of $423,000, representing less than 0.01% of the fund’s net assets and 0.17% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	17,053,435	—	41	17,053,476
Temporary Cash Investments	296,497	—	—	296,497
Total	17,349,932	—	41	17,349,973
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,495	—	—	3,495
Swap Contracts	—	281	—	281
Total	3,495	281	—	3,776
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	64,557
Total Distributable Earnings (Loss)	(64,557)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	333,331
Undistributed Long-Term Gains	1,026,558
Net Unrealized Gains (Losses)	6,320,047
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	7,679,936

Growth and Income Fund
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	653,194	149,684
Long-Term Capital Gains	1,034,994	907,485
Total	1,688,188	1,057,169
*	Includes short-term capital gains, if any.
As of September 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,029,926
Gross Unrealized Appreciation	6,656,054
Gross Unrealized Depreciation	(336,007)
Net Unrealized Appreciation (Depreciation)	6,320,047
F.	During the year ended September 30, 2025, the fund purchased $14,736,663,000 of investment securities and sold $15,752,891,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended September 30, 2025, such purchases were $0 and sales were $29,588,000, resulting in net realized gain of $4,096,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended September 30,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	359,066	5,517	446,753	7,469
Issued in Lieu of Cash Distributions	368,758	5,907	246,934	4,434
Redeemed	(747,605)	(11,716)	(800,745)	(13,238)
Net Increase (Decrease)—Investor Shares	(19,781)	(292)	(107,058)	(1,335)
Admiral Shares
Issued	1,078,695	10,229	1,515,462	15,409
Issued in Lieu of Cash Distributions	1,190,708	11,685	726,680	7,980
Redeemed	(1,621,270)	(15,429)	(1,569,107)	(15,797)
Net Increase (Decrease)—Admiral Shares	648,133	6,485	673,035	7,592
H.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Sep. 30, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	255,312	NA1	NA1	18	18	12,251	—	296,497
Vanguard S&P 500 ETF	—	205,906	104,778	1,464	6,451	74	—	109,043
Total	255,312	205,906	104,778	1,482	6,469	12,325	—	405,540
1	Not applicable—purchases and sales are for temporary cash investment purposes.
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

Growth and Income Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Quantitative Funds and Shareholders of Vanguard Growth and Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Growth and Income Fund (the "Fund") as of September 30, 2025, the related statement of operations for the year ended September 30, 2025, the statement of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 24.7%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $166,965,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
The fund hereby designates for the fiscal year $5,361,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $1,084,550,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q930 112025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Growth and Income Fund renewed the fund’s investment advisory arrangements with D. E. Shaw Investment Management, L.L.C. (DESIM), Los Angeles Capital Management LLC (LA Capital) and Wellington Management Company LLP (Wellington Management). The board determined that renewing each of the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisors.

Prior to their meetings, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each advisor’s investment management services provided to the fund over both the short and long term; it also took into account the organizational depth and stability of each advisor. The board considered the following:

DESIM. Founded in 2005, DESIM is a global investment management and technology development firm. The advisor employs quantitative models that seek to capture predominantly “bottom-up” stock-specific return opportunities while aiming to control overall portfolio risk and characteristics, such as size, sector weights, and style, to be similar to those of the benchmark. DESIM focuses on return drivers that it considers “idiosyncratic,” or those that other quantitative managers tend to overlook, and de-emphasizes the use of traditional factors such as value, growth, and momentum, as these factors are more subject to crowding from other quantitative managers. DESIM has managed a portion of the fund since 2011.

LA Capital. LA Capital was formed in 2002 from the equity portion of Wilshire Asset Management. The advisor employs a controlled, dynamic investment model, gradually assigning new prices to key equity risks as market conditions evolve and investor preferences shift. The price of factor risk evolves over time in a way that can be captured in a model, similar to changes in cost of capital. The model uses more than 50 factors to actively weight stocks, including value, momentum, quality, sector, and market capitalization factors. The advisor applies statistical techniques to reduce noise in the factor returns and it looks for velocity and acceleration of the cleansed factor performance over the prior six months. LA Capital has managed a portion of the fund since 2011.

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional managers. Wellington allocates assets within their sleeve of the fund to sector sub-portfolios managed directly by experienced Global Industry Analysts (GIAs) with in-depth knowledge of their respective sectors, who draw upon the views and research of their respective teams to construct a portfolio that is roughly sector neutral and balanced with respect to style metrics. Each GIA employs their own philosophy and process tailored to the dynamics of their sector. Wellington has managed a portion of the fund since 2023.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short-term and long-term investment performance of DESIM, LA Capital, and Wellington Management’s sub-portfolios, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

In considering the renewal of the advisory arrangements with DESIM, LA Capital and Wellington Management, the board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also below the peer-group average.

The board did not consider the profitability of DESIM, LA Capital or Wellington Management in determining whether to approve the advisory fees, because the firms are independent of Vanguard, and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for DESIM, LA Capital, and Wellington Management. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements with DESIM, LA Capital and Wellington Management again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: November 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: November 21, 2025

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: November 21, 2025

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.